Short-term and Long-term Debt - Summary of Short-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 49,537	¥ 54,558
China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	8,584	19,098
Loans from banks - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	12,881	16,565
Super short-term commercial papers - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	27,992	18,745
Other loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 80	¥ 150